S-K 1603(a)(9) Restrictions on Selling Securities	Feb. 26, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	One year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, (i) the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after our initial business combination or (ii) the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	CH4 Natural Solutions Acquisition Sponsor LLC David Leuschen Arthuros Mangriotis Lauren Singer Drew McDonough Jeffrey H. Tepper Nate Zwald Jean Rogers Ben Veres Permitted Transferees (including RSE)
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Permitted transfers include: (a) transfers to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; (f) transfers by virtue of the laws of any affiliates of our sponsor’s operating agreement upon dissolution of such affiliate; (g) transfers by private sales or transfers made in connection with theconsummation of a business combination at prices no greater than the price at which the securities were originally purchased; (h) transfers in the event of our liquidation prior to the completion of an initial business combination; and (i) transfers in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that, in the case of (a)-(g), the permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.
Private placement units (and underlying securities) and units that may be issued upon conversion of working capital loans (and underlying securities) [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above